Equity	12 Months Ended
Dec. 31, 2019
Equity.
Equity

19    Equity

a.     Share capital

On October 29, 2019, 257,442 Class B common shares were transferred to Class A shares without changing the total number of shares.

As of December 31, 2019, Arco’s share capital is represented by 54,939,088 common shares (December 31, 2018: 50,261,027) of par value of US$ 0.00005 each, comprised by 27,400,848 Class B common shares (December 31, 2018: 27,658,290) and 27,538,240 Class A common shares (December 31, 2018: 22,602,737).

In 2019, the directors exercised their stock options, resulting in a capital increase of R$13,830 and 1,091,039 of Class A common shares.

December 31, 2018 shares outstanding	50,261,027
Share-based compensation plan (Note 18)	1,091,039
Restricted Stock Units (Note 18)	188,089
Restricted Stock Unit withheld (a)	(51,723)
Underwritten public offering of Class A common shares (Note 1)	3,450,656
December 31, 2019 shares outstanding	54,939,088

(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

The Class B common shares are entitled to 10 votes per share and the Class A common shares, which are publicly traded, are entitled to one vote per share. The Class B common shares are convertible into an equivalent number of Class A common shares and generally convert into Class A common shares upon transfer subject to limited exceptions.

The dual class structure will exist as long as the total number of issued and outstanding Class B common shares is at least 10% of the total number of shares outstanding.

b.    Capital reserve

Capital reserve includes additional paid in capital amounts related to the difference between the subscription price that shareholders paid for the common shares and their nominal value.

c.    Dividends

As determined by the Brazilian Corporate Law, Arco Brazil is required to pay a minimum dividend amounting to 25% of the profit of the year. Any amount in excess to 25% must be maintained in equity and after approval by the shareholders, the dividends can be considered formally declared.

There was no distribution of dividends for the years ended December 31, 2019 and 2018, due to losses of the years.

d.    Tax benefit on tax deductible goodwill – reversion

In 2018, the Company recorded an amount of R$ 46,314 regarding tax benefit generated from the goodwill in the acquisition of EAS interest by GA Holding. This amount was recorded based on the intention to merge the investee with the acquirer in accordance with current Brazilian law. In 2019, based on internal restructurings, management no longer intends to merge the entity under Brazilian law and therefore reversed the total amount previously recorded related to the tax deductibility of goodwill on business combination. Following the initial recognition of the tax credit, the amount was reversed directly against equity.